    [LOGO]
                             GT GLOBAL DOLLAR FUND
                      Fifty California Street, 27th Floor
                        San Francisco, California 94111
                       General Telephone No. 415/392-6181
                     General Fund Information 800/824-1580

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                          REPORT FROM THE FUND MANAGER

    The GT Global Dollar Fund's investment objective is to maximize current income consistent with liquidity and conservation of capital.

    The Fund's total return for the 12 months ended December 31, 1995, was 5.08% for Class A shares and 4.29% for Class B shares. As of December 31, 1995, the Fund's SEC seven-day yield was 4.81% for Class A shares and 4.07% for Class B shares. Because it invests only in short-term debt obligations with remaining maturities of 13 months or less, the Fund's performance generally reflects the level of short-term interest rates.

    In 1995 we witnessed the end of a tightening cycle and a turn towards declining interest rates, as economic growth moderated to sustainable levels and inflationary expectations declined significantly. Over the past 12 months, the Federal Funds Rate fell from 6.00% in February 1995, to 5.50% at the end of December 1995, confirming market expectations of easing monetary conditions. At mid-January 1996, the market seemed to indicate that further easing could be expected in the year if a Federal budget agreement capable of reducing the fiscal deficit could be reached.

    However, we believe that current economic signals are strong enough to indicate a slowdown in the U.S. economy and warrant further cuts in the Fed Funds Rate, regardless of what happens to the budget. With this in mind, the Fund intends to invest a portion of its holdings in longer short-term instruments to lock in yields. A large portion of assets, however, will be held in instruments with remaining maturities under 30 days, due to the high liquidity requirement of the Fund.

    The Fund's strategy remains conservative. Accordingly, we continue to invest in commercial paper of large issuers, rated in the highest categories by S&P or Moody's, or of equivalent quality, and U.S. Treasury and Agency obligations.

                                                         JEFF GORMAN
                                                         PORTFOLIO MANAGER
                                                         SAN FRANCISCO

                                                                JANUARY 16, 1996

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--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND
BOARD OF DIRECTORS OF
GT INVESTMENT PORTFOLIOS, INC.:

    We have audited the accompanying statement of assets and liabilities of GT Global Dollar Fund, a series of shares of common stock of GT Investment Portfolios, Inc., including the schedule of portfolio investments, as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for the year ended December 31, 1991 were audited by other auditors whose report dated January 31, 1992 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Dollar Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand, L.L.P.
Boston, Massachusetts
February 12, 1996

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--------------------------------------------------------------------------------

                             GT GLOBAL DOLLAR FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

                                                                                               MATURITY    PRINCIPAL      MARKET
SHORT-TERM INVESTMENTS                                                               YIELD       DATE       AMOUNT        VALUE
---------------------------------------------------------------------------------  ---------   ---------  -----------  ------------
Commercial Paper - Discounted (50.9%)
  AIG Funding Inc. ..............................................................    5.77%     08-Jan-96  $14,400,000  $ 14,383,900
  E.I. DuPont de Nemours & Co. ..................................................    5.78%     12-Jan-96   14,400,000    14,374,656
  Minnesota Mining & Manufacturing Co. ..........................................    5.70%     19-Jan-96   14,250,000    14,209,886
  PHH Corp ......................................................................    5.77%     26-Jan-96   14,250,000    14,193,792
  Ford Motor Credit Co. .........................................................    5.78%     05-Jan-96   13,250,000    13,241,564
  Toronto Dominion Holdings USA, Inc. ...........................................    5.72%     24-Jan-96   12,400,000    12,355,556
  Procter & Gamble Co. ..........................................................    5.66%     13-Feb-96   12,000,000    11,919,733
  AT&T Corp. ....................................................................    5.79%     05-Jan-96    9,500,000     9,493,899
  Philip Morris Cos., Inc. ......................................................    5.91%     05-Jan-96    9,500,000     9,493,772
  Bellsouth Capital Funding Corp. ...............................................    5.66%     09-Jan-96    9,500,000     9,488,072
  General Electric Capital Corp. ................................................    5.72%     12-Feb-96    9,000,000     8,940,780
  Hanson Finance PLC ............................................................    5.80%     17-Jan-96    8,900,000     8,877,453
  Ameritech Corp. ...............................................................    5.62%     09-Feb-96    3,390,000     3,369,510
  Merrill Lynch & Co., Inc. .....................................................    5.86%     04-Jan-96    1,263,000     1,262,384
                                                                                                                       ------------
Total Commercial Paper - Discounted
 (amortized cost $145,604,957) ..................................................                                       145,604,957
                                                                                                                       ------------
Government & Government Agency Obligations (15.8%)
  Federal National Mortgage Association .........................................    5.60%     20-Sep-96   14,400,000    14,385,942
  Sallie Mae ....................................................................    5.20%     19-Jul-96   12,400,000    12,390,700
  Federal Home Loan Mortgage Corp. ..............................................    5.42%     12-Mar-96   12,000,000    11,871,727
  Federal Home Loan Bank ........................................................    5.76%     02-Oct-96    6,000,000     5,995,774
                                                                                                                       ------------
Total Government & Government Agency Obligations (amortized cost $44,644,143)....                                        44,644,143
                                                                                                                       ------------

                                                                                                           PRINCIPAL      MARKET
REPURCHASE AGREEMENTS                                                                                       AMOUNT        VALUE
---------------------------------------------------------------------------------                         -----------  ------------
  Dated December 29, 1995, with State Street Bank & Trust Company,due January 2,
   1996, for an effective yield of 5.55%, collateralized by $67,910,000 U.S.
   Treasury Note, 6.00% due 8/31/97 (market value of collateral is $70,092,688,
   including accrued interest). (cost $68,726,771) ..............................                                        68,726,771
  Dated December 29, 1995, with Merrill Lynch, due January 2, 1996, for an effective yield of 5.60%, collateralized by $50,185,000 U.S. Treasury Note,
   5.625% due 10/31/97 (market value of collateral is $51,042,298, including
   accrued interest). (cost $50,023,333)  .......................................                                        50,023,333
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $118,750,104) .................................                                       118,750,104
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (cost $308,999,204)* ...............................                                       308,999,204
Other Assets and Liabilities ....................................................                                       (23,991,713)
                                                                                                                       ------------
NET ASSETS ......................................................................                                      $285,007,491
                                                                                                                       ------------
                                                                                                                       ------------

                                                                                     % OF NET
SHORT-TERM INVESTMENTS                                                              ASSETS {D}
---------------------------------------------------------------------------------  -------------
Commercial Paper - Discounted (50.9%)
  AIG Funding Inc. ..............................................................        5.1
  E.I. DuPont de Nemours & Co. ..................................................        5.0
  Minnesota Mining & Manufacturing Co. ..........................................        5.0
  PHH Corp ......................................................................        5.0
  Ford Motor Credit Co. .........................................................        4.6
  Toronto Dominion Holdings USA, Inc. ...........................................        4.3
  Procter & Gamble Co. ..........................................................        4.2
  AT&T Corp. ....................................................................        3.3
  Philip Morris Cos., Inc. ......................................................        3.3
  Bellsouth Capital Funding Corp. ...............................................        3.3
  General Electric Capital Corp. ................................................        3.1
  Hanson Finance PLC ............................................................        3.1
  Ameritech Corp. ...............................................................        1.2
  Merrill Lynch & Co., Inc. .....................................................        0.4
                                                                                       -----
Total Commercial Paper - Discounted
 (amortized cost $145,604,957) ..................................................       50.9
                                                                                       -----
Government & Government Agency Obligations (15.8%)
  Federal National Mortgage Association .........................................        5.1
  Sallie Mae ....................................................................        4.4
  Federal Home Loan Mortgage Corp. ..............................................        4.2
  Federal Home Loan Bank ........................................................        2.1
                                                                                       -----
Total Government & Government Agency Obligations (amortized cost $44,644,143)....       15.8
                                                                                       -----
                                                                                     % OF NET
REPURCHASE AGREEMENTS                                                               ASSETS {D}
---------------------------------------------------------------------------------  -------------
  Dated December 29, 1995, with State Street Bank & Trust Company,due January 2,
   1996, for an effective yield of 5.55%, collateralized by $67,910,000 U.S.
   Treasury Note, 6.00% due 8/31/97 (market value of collateral is $70,092,688,
   including accrued interest). (cost $68,726,771) ..............................       24.1
  Dated December 29, 1995, with Merrill Lynch, due January 2, 1996, for an effective yield of 5.60%, collateralized by $50,185,000 U.S. Treasury Note,
   5.625% due 10/31/97 (market value of collateral is $51,042,298, including
   accrued interest). (cost $50,023,333)  .......................................       17.6
                                                                                       -----
TOTAL REPURCHASE AGREEMENTS (cost $118,750,104) .................................       41.7
                                                                                       -----
TOTAL SHORT-TERM INVESTMENTS (cost $308,999,204)* ...............................      108.4
Other Assets and Liabilities ....................................................       (8.4)
                                                                                       -----
NET ASSETS ......................................................................      100.0
                                                                                       -----
                                                                                       -----

--------------

        {d}  Percentages indicated are based on net assets of $285,007,491.
          *  For Federal income tax purposes, cost is $308,999,204.

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

                              STATEMENT OF ASSETS
                                AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (amortized
   cost $190,249,100) (Note 1)......................     $190,249,100
  Repurchase agreements, at value and cost (Note
   1)...............................................      118,750,104
  U.S. currency.....................................          120,007
  Receivable for Fund shares sold...................       23,487,618
  Interest receivable...............................          452,998
                                                         ------------
    Total assets....................................      333,059,827
                                                         ------------
Liabilities:
  Payable for Fund shares repurchased...............       47,537,243
  Distribution payable..............................          137,794
  Payable for investment management and
   administration fees (Note 2).....................          135,110
  Payable for printing and postage expenses.........           74,962
  Payable for transfer agent fees (Note 2)..........           67,712
  Payable for service and distribution expenses
   (Note 2).........................................           67,165
  Payable for professional fees.....................           19,088
  Payable for fund accounting fees (Note 2).........            6,672
  Payable for registration and filing fees..........            3,497
  Payable for custodian fees........................            1,838
  Payable for Directors' fees and expenses (Note
   2)...............................................            1,255
                                                         ------------
    Total liabilities...............................       48,052,336
                                                         ------------
Net assets..........................................     $285,007,491
                                                         ------------
                                                         ------------
Class A:
Net asset value and redemption price per share
 ($183,766,837 DIVIDED BY 183,794,106 shares
 outstanding).......................................     $       1.00
                                                         ------------
                                                         ------------
Class B:+
Net asset value and offering price per share
 ($99,150,908 DIVIDED BY 99,151,671 shares
 outstanding).......................................     $       1.00
                                                         ------------
                                                         ------------
Advisor Class:
Net asset value, offering price per share, and
 redemption price per share
 ($2,089,746 DIVIDED BY 2,080,151 shares
 outstanding).......................................     $       1.00
                                                         ------------
                                                         ------------
Net assets: At December 31, 1995, net assets
consisted of paid-in capital of $285,007,491.

--------------
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1995

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income...........................................     $19,720,237
                                                                 -----------
Expenses:
  Investment management and administration fees (Note 2)....       1,665,299
  Service and distribution expenses: (Note 2)
    Class A..................................     $  573,163
    Class B..................................      1,026,630       1,599,793
                                                  ----------
  Transfer agent fees (Note 2)..............................         935,216
  Registration and filing fees..............................         376,015
  Printing and postage expenses.............................         145,535
  Fund accounting fees (Note 2).............................          86,710
  Custodian fees (Note 4)...................................          43,228
  Legal fees................................................          31,280
  Audit fees................................................          24,277
  Directors' fees and expenses (Note 2).....................          16,960
  Insurance expenses........................................           5,555
                                                                 -----------
  Total expenses before reimbursement.......................       4,929,868
                                                                 -----------
    Expenses waived by LGT Asset Management, Inc. (Note
2)..........................................................        (829,866)
    Expense reductions (Note 4).............................         (88,704)
                                                                 -----------
  Total net expenses........................................       4,011,298
                                                                 -----------
Net investment income.......................................      15,708,939
                                                                 -----------
Net increase in net assets resulting from operations........     $15,708,939
                                                                 -----------
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                     YEAR ENDED             YEAR ENDED
                                                  DECEMBER 31, 1995      DECEMBER 31, 1994
                                                  -----------------      -----------------
Increase (Decrease) in net assets
Operations:
  Net investment income......................      $     15,708,939       $      9,172,741
  Net realized gain on investments and
   foreign currency transactions.............                    --                  2,228
                                                  -----------------      -----------------
    Net increase in net assets resulting from
     operations..............................            15,708,939              9,174,969
                                                  -----------------      -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income.................           (11,346,132)            (7,423,289)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income.................            (4,308,505)            (1,749,452)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net investment income.................               (54,302)                    --
                                                  -----------------      -----------------
      Total distributions....................           (15,708,939)            (9,172,741)
                                                  -----------------      -----------------
Capital share transactions: (Note 3)
  Increase from capital shares sold and
   reinvested................................         9,659,790,290          5,479,251,663
  Decrease from capital shares repurchased...        (9,805,577,211)        (5,139,759,248)
                                                  -----------------      -----------------
    Net increase (decrease) from capital
     share transactions......................          (145,786,921)           339,492,415
                                                  -----------------      -----------------
      Total increase (decrease) in net
       assets................................          (145,786,921)           339,494,643
Net assets:
  Beginning of year..........................           430,794,412             91,299,769
                                                  -----------------      -----------------
  End of year................................      $    285,007,491       $    430,794,412
                                                  -----------------      -----------------
                                                  -----------------      -----------------

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        CLASS A+
                                          --------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------------------
                                              1995          1994          1993          1992          1991
                                          ------------  ------------  ------------  ------------  ------------
Net investment income...................        0.050         0.032         0.022         0.028         0.051
Distributions from net investment
 income.................................       (0.050)       (0.032)       (0.022)       (0.028)       (0.051)
                                          ------------  ------------  ------------  ------------  ------------
Net asset value (unchanged during the
 period)................................  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                          ------------  ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------  ------------
    Total investment return (a).........         5.08%         3.30%          2.2%          2.8%          5.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   183,761   $   320,858   $    87,822   $    81,674   $    70,295
Ratio of net investment income to
 average net assets:
  With expense waivers and
   reductions (b)
   (Notes 2 & 4)........................         4.94%         3.40%         2.17%         2.78%         5.10%
  Without expense waivers and
   reductions (b).......................         4.66%         3.15%         1.46%         2.47%         4.90%
Ratio of expenses to average net assets:
  With expense waivers and
   reductions (b)
   (Notes 2 & 4)........................         0.97%         0.92%         1.00%         1.25%         1.25%
  Without expense waivers and
   reductions (b).......................         1.25%         1.17%         1.72%         1.56%         1.45%

--------------

   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.
 (a)  Not annualized for periods of less than one year.
 (b)  Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                       ADVISOR
                                                         CLASS B++                    CLASS+++
                                          ----------------------------------------  -------------
                                                                     APRIL 1, 1993  JUNE 1, 1995
                                           YEAR ENDED DECEMBER 31,        TO             TO
                                          -------------------------  DECEMBER 31,   DECEMBER 31,
                                             1995         1994           1993           1995
                                          ----------  -------------  -------------  -------------
Net investment income...................      0.040          0.025         0.010          0.030
Distributions from net investment
 income.................................     (0.040)        (0.025)       (0.010)        (0.030)
                                          ----------  -------------  -------------  -------------
Net asset value (unchanged during the
 period)................................  $    1.00    $      1.00     $    1.00      $    1.00
                                          ----------  -------------  -------------  -------------
                                          ----------  -------------  -------------  -------------
    Total investment return (a).........       4.29%          2.53%          1.4%          2.92%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  99,151    $   109,936     $   3,478      $   2,096
Ratio of net investment income to
 average net assets:
  With expense waivers and
   reductions (b)
   (Notes 2 & 4)........................       4.19%          2.65%         1.42%          4.94%
  Without expense waivers and
   reductions (b).......................       3.91%          2.40%         0.86%          4.91%
Ratio of expenses to average net assets:
  With expense waivers and
   reductions (b)
   (Notes 2 & 4)........................       1.72%          1.67%         1.75%          0.97%
  Without expense waivers and
   reductions (b).......................       2.00%          1.92%         2.31%          1.00%

--------------

   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.
 (a)  Not annualized for periods of less than one year.
 (b)  Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             GT GLOBAL DOLLAR FUND
               NOTES TO FINANCIAL STATEMENTS -- December 31, 1995

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

      GT Global Dollar Fund ("Fund") is a diversified series of GT Investment Portfolios, Inc. ("Company"). The Company is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company.

     The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The Fund commenced sale of Advisor Class shares on June 1, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A. PORTFOLIO VALUATION

     Securities are valued at amortized cost, which approximates market value.

   B. FEDERAL INCOME TAXES

     It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

   C. REPURCHASE AGREEMENTS

     With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity. LGT Asset Management, Inc. ("LGT", formerly known as G.T. Capital Management, Inc.) is responsible for determining that the value of these underlying securities remains at least equal to the resale price.

   D. OTHER

     Security transactions are recorded on the trade date (date the order to buy or sell is executed). Interest income is recorded on an accrual basis. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly.

2. RELATED PARTIES

      LGT serves as the investment manager and administrator of the Fund. The Fund pays LGT investment management and administration fees at the annualized rate of 0.50% of the Fund's average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are sold.

     GT Global, Inc. ("GT Global", formerly known as G.T. Capital Management, Inc.), an affiliate of LGT, serves as the Fund's distributor. The Fund offers Class A shares for purchase. Certain redemptions of Class A shares made within two years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. Class B shares of the Fund are available only through an exchange of Class B shares of other GT Global Mutual Funds. Certain redemptions of Class B shares made within six years of purchase are also subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1995, GT Global collected CDSCs in the amount of $1,333,734. In addition, GT Global may, from time to time, make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

     Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT
   Global a distribution fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares less any amounts paid by the Fund as the aforementioned service fee for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts under the Class A Plan. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

     Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts in excess of 0.75% of average daily net assets under the Class B Plan. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

      LGT and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage

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                                      F-8

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                             GT GLOBAL DOLLAR FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------
  commissions, interest, taxes and extraordinary expenses) to the annual rate of 1.00%, 1.75%, and 1.00% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by LGT of its investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by LGT or GT Global of portions of the Fund's other operating expenses.

      GT Global Investor Services, Inc. ("GT Services"), an affiliate of LGT and GT Global, is the transfer agent for the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

      The Company pays each of its Directors who is not an employee, officer or director of LGT, GT Global or GT Services $1,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

      Effective July 1, 1995, LGT has assumed the role of pricing and accounting agent for the Fund. The monthly fee for these services to LGT is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregated assets of the GT Funds. For the period ended December 31, 1995, the Fund paid fund accounting fees of $34,482 to LGT.

3. CAPITAL SHARES
     At December 31, 1995, there were 2,000,000,000 shares of the Company's common stock authorized, at $0.001 per share. Of this number, 1,500,000,000 shares have been classified as shares of the Fund; 500 million shares have been classified as Class A shares, 500 million have been classified as Class B shares, and 500 million have been classified as Advisor Class shares. These amounts may be increased from time to time at the discretion of the Board of Directors. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                           YEAR ENDED          YEAR ENDED
                                                                                       DECEMBER 31, 1995   DECEMBER 31, 1994
                                                                                       ------------------  ------------------
                                                                                        SHARES & AMOUNT     SHARES & AMOUNT
                                                                                       ------------------  ------------------
CLASS A:
Shares sold..........................................................................      8,377,131,000       4,869,818,720
Shares issued in connection with reinvestment of distributions.......................          9,256,942           6,725,406
                                                                                       ------------------  ------------------
                                                                                           8,386,387,942       4,876,544,126
Shares repurchased...................................................................     (8,523,474,325)     (4,643,506,545)
                                                                                       ------------------  ------------------
Net increase (decrease)..............................................................       (137,086,383)        233,037,581
                                                                                       ------------------  ------------------
                                                                                       ------------------  ------------------


                                                                                           YEAR ENDED          YEAR ENDED
                                                                                       DECEMBER 31, 1995   DECEMBER 31, 1994
                                                                                       ------------------  ------------------
                                                                                        SHARES & AMOUNT     SHARES & AMOUNT
                                                                                       ------------------  ------------------
CLASS B:
Shares sold..........................................................................      1,264,724,918         601,281,318
Shares issued in connection with reinvestment of distributions.......................          3,247,874           1,426,219
                                                                                       ------------------  ------------------
                                                                                           1,267,972,792         602,707,537
Shares repurchased...................................................................     (1,278,753,481)       (496,252,703)
                                                                                       ------------------  ------------------
Net increase (decrease)..............................................................        (10,780,689)        106,454,834
                                                                                       ------------------  ------------------
                                                                                       ------------------  ------------------

                                                                                         JUNE 1, 1995
                                                                                         (COMMENCEMENT
                                                                                      OF SALE OF SHARES)
                                                                                     TO DECEMBER 31, 1995
                                                                                     ---------------------
                                                                                        SHARES & AMOUNT
                                                                                     ---------------------
ADVISOR CLASS:
Shares sold........................................................................            5,375,327
Shares issued in connection with reinvestment of distributions.....................               54,229
                                                                                     ---------------------
                                                                                               5,429,556
Shares repurchased.................................................................           (3,349,405)
                                                                                     ---------------------
Net increase.......................................................................            2,080,151
                                                                                     ---------------------
                                                                                     ---------------------

4. EXPENSE REDUCTIONS

   For the year ended December 31, 1995, the Fund's custody fees were offset by $88,704 of credits on cash held at the custodian.

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                                      F-9

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                             GT GLOBAL DOLLAR FUND
                                     NOTES

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